Document and Entity Information Document	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity File Number	0-14690
Entity Registrant Name	WERNER ENTERPRISES, INC.
Entity Central Index Key	0000793074
Amendment Flag	false
Entity Incorporation, State or Country Code	NE
Entity Tax Identification Number	47-0648386
Entity Address, Address Line One	14507 Frontier Road
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68138
Contact Personnel Name	Attn: Legal Department/Corporate Secretary
Contact Personnel Email Address	Email: invrelations@werner.com
City Area Code	402
Local Phone Number	895-6640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	WERN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false